SCHEDULE OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Mar. 25, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Derivative liability			$ 4,797,717
Lease liability	$ 378,643	$ 489,123		$ 158,124
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities	2,816,676
Customer deposits	194,758
Deferred income	63,690
Loans payable	81,512
Derivative liability	57,314
Lease liability	133,962
Contractual maturities of financial liabilities	3,347,912
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities
Customer deposits
Deferred income
Loans payable	5,059
Derivative liability
Lease liability	244,681
Contractual maturities of financial liabilities	249,740
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities
Customer deposits
Deferred income
Loans payable
Derivative liability
Lease liability
Contractual maturities of financial liabilities